------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         INTERNATIONAL EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The investment objective of the International Equity Portfolio is long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers. Equity securities for this purpose include common stocks and equivalents, such as securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants to purchase common stocks.

For the three months ended March 31, 1998, the Portfolio had a total return of 16.49% for the Class A shares and 16.46% for the Class B shares as compared to 14.71% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended March 31,

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                       TOTAL RETURNS(2)
                           -----------------------------------------
                                                            AVERAGE
                                                AVERAGE     ANNUAL
                                       ONE       ANNUAL      SINCE
                             YTD       YEAR    FIVE YEARS  INCEPTION
                           --------  --------  ----------  ---------
PORTFOLIO--CLASS A.......   16.49%    27.01%     20.76%     13.81%
PORTFOLIO--CLASS B.......   16.46     26.66       N/A       22.21
INDEX--CLASS A...........   14.71     18.61      11.93       5.39
INDEX--CLASS B...........   14.71     18.61       N/A        9.96

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

1998, the Portfolio had a total return of 27.01% for Class A shares and 26.66% for Class B shares compared to 18.61% for the Index. For the five-year period ended March 31, 1998, the average annual total return of Class A shares was 20.76% compared to 11.93% for the Index. From inception on August 4, 1989 to March 31, 1998, the average annual total return of Class A shares was 13.81% compared to 5.39% for the Index. From inception on January 2, 1996 to March 31, 1998, the average annual total return of Class B shares was 22.21% compared to 9.96% for the Index.

During the period, the Portfolio's exposure to Japanese blue chips was reduced through the final sale of TDK and a reduction in the substantial holding in Fuji Photo Film while an initial position was established in the defensive and highly cash generative Central Japan Railway.

With the strong recent performance of our global franchise stocks, there is no clear area of value combined with quality in international stock markets. Indeed, the substantial rally in South East Asian markets from their mid-January lows means that the stocks there are fair value rather than cheap while significant macro risk remains. This means that the only cheap stocks reside in Japan and they are all concentrated in the domestic sectors of the economy which are beset by oversupply and complete indifference to returns on capital. It is essential for Japan's economic health that these sectors are no longer cosseted by regulatory protection and that returns on capital employed are improved through a more efficient use of labor. This is easily said but less easy to achieve in a society where lifetime employment is embedded in an unwritten and unspoken social contract. It is difficult to exaggerate the challenges Japan's politicians face in restructuring their economy not the least because the overwhelmingly dominant political party has its power base deeply entrenched in the old system. Indeed the absurdly ineffective public works programs of recent years have been encouraged by politicians as the awarding of public works contracts is an essential element of a political patronage system revolving around the grossly inefficient construction industry. To think that politicians mired in this pork barrel culture will have the resolve to overhaul Japan's entire economic system is asking alot. However, for Japan's cheap stocks to constitute value requires just such a transformation as it is not going to happen at the corporate level if our recent numerous interviews with Japanese management remotely reflect the reality of contemporary management philosophy.

With risks in Asia still high and share prices substantially recovered from the lows, with U.K. macro risk rising and its corporate quality well recognized, and with Europe's healthy economic recovery fully discounted, there is little to do but await developments in Japan while constantly visiting companies there to discern change at the corporate level.

This strategy implies that we do not have substantial disagreement with world stock markets on the pricing of many individual equities. Unfortunately, that is the fate of the value investor at the very late stages of a bull market. To have become an involuntary momentum investor is neither comforting nor intellectually rewarding. Fortunately, year-to-date, it has been moderately materially rewarding for our clients. On a more positive note, the real yields of around 3% in the major bond markets of the world continue to be supportive of equity valuations in the absence of any acceleration in core inflation.

Dominic Caldecott
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (89.6%)
 AUSTRALIA (2.0%)
      1,418,400    Brambles Industries Ltd.             $  29,506
      1,646,600    CSR Ltd.                                 5,718
     14,299,100    Fosters Brewing Group Ltd.              31,117
                                                        ---------
                                                           66,341
                                                        ---------
 BELGIUM (0.4%)
        243,350    G.I.B. Holdings Ltd.                    12,189
          2,156    G.I.B. Holdings Ltd. VVPR (New)            106
                                                        ---------
                                                           12,295
                                                        ---------
 CANADA (3.3%)
        291,680    Potash Corp. of Saskatchewan, Inc.      26,508
      1,531,700    Renaissance Energy Ltd.                 31,264
      1,899,350    TELUS Corp.                             55,574
                                                        ---------
                                                          113,346
                                                        ---------
 DENMARK (1.2%)
        145,500    Den Danske Bank A/S                     19,013
        269,908    Unidanmark A/S, Class A
                    (Registered)                           21,436
                                                        ---------
                                                           40,449
                                                        ---------
 FINLAND (0.6%)
        350,000    Huhtamaki Oyj, Series 1                 19,022
        168,467    Merita Ltd., Class A                     1,015
                                                        ---------
                                                           20,037
                                                        ---------
 FRANCE (11.1%)
        389,600    Alcatel Alsthom                         73,153
         14,010    Bongrain                                 7,148
        167,850    Cie de Saint Gobain                     27,641
        419,300    Elf Aquitaine                           54,968
        809,100    France Telecom                          42,689
        270,300    Groupe Danone                           65,284
        279,000    Rhone-Poulenc, Class A                  14,184
        410,654    Schneider                               31,625
        264,750    Scor                                    15,174
        255,000    Total, Class B                          30,630
        904,198    Usinor Sacilor                          15,124
                                                        ---------
                                                          377,620
                                                        ---------
 GERMANY (4.9%)
      1,081,700    BASF AG                                 47,848
        725,400    Bayer AG                                33,009
        138,700    Hoechst AG                               5,404

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
         37,750    Karstadt AG                          $  14,698
         24,900    Varta AG                                 4,632
        364,000    VEBA AG                                 25,953
         67,110    Viag AG                                 36,907
                                                        ---------
                                                          168,451
                                                        ---------
 HONG KONG (2.1%)
      8,096,855    Hong Kong Land Holdings Ltd.            13,927
      5,034,000    Hysan Development Co., Ltd.              8,121
     16,090,537    Jardine Strategic Holdings, Inc.        44,088
         93,500    Swire Pacific Ltd., Class A                495
      6,842,500    Swire Pacific Ltd., Class B              6,579
                                                        ---------
                                                           73,210
                                                        ---------
 ITALY (4.3%)
      5,971,300    Mediaset S.p.A.                         37,783
     17,948,487    Telecom Italia S.p.A. RNC              109,975
                                                        ---------
                                                          147,758
                                                        ---------
 JAPAN (13.9%)
      1,885,000    Aisin Seiki Co., Ltd.                   19,507
        694,600    Aoyama Trading Co., Ltd.                16,668
        608,000    Canon, Inc.                             13,724
          1,020    Central Japan Railway Co.                3,281
        348,000    Chudenko Corp.                           8,769
      1,640,000    Daibiru Corp.                           11,991
      2,952,000    Daicel Chemical Industries Ltd.          5,889
         95,000    Daiwa House Industry Co.                   695
      1,049,000    Eisai Co., Ltd.                         14,396
      2,191,000    Fuji Photo Film Ltd.                    81,495
        778,000    Fujisawa Pharmaceutical Co., Ltd.        6,943
      1,511,000    Hitachi Ltd.                            10,991
          4,640    Japan Tobacco, Inc.                     34,656
      3,214,000    Kao Corp.                               42,178
      1,461,000    Matsushita Electric Industrial
                    Co., Ltd.                              23,446
        909,000    NEC Corp.                                9,134
      7,750,000    NKK Corp.                                6,974
      3,626,000    Nichido Fire & Marine Insurance
                    Co., Ltd.                              19,578
        641,000    Ono Pharmaceutical Co., Ltd.            13,892
        232,000    Ryosan Co.                               3,984
      2,018,000    Shionogi & Co., Ltd.                    10,972
        167,000    Sony Corp.                              14,151
      4,224,000    Sumitomo Marine & Fire Insurance
                    Co.                                    26,101

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
  JAPAN (CONTINUED)
      1,153,000    Sumitomo Rubber Industries           $   5,992
      2,282,000    Toyo Seikan Kaisha Ltd.                 34,226
      1,470,000    Yamanouchi Pharmaceutical Co.           33,732
                                                        ---------
                                                          473,365
                                                        ---------
 NETHERLANDS (6.4%)
        726,800    ABN Amro Holding N.V.                   16,769
        244,500    Akzo Nobel N.V.                         49,668
        844,360    Hollandsche Beton Groep N.V.            16,484
        823,783    ING Groep N.V.                          46,746
        271,100    Koninklijke Bijenkorf Beheer N.V.       19,051
        642,340    Koninklijke KNP BT N.V.                 16,885
        713,700    Philips Electronics N.V.                52,379
                                                        ---------
                                                          217,982
                                                        ---------
 NEW ZEALAND (0.7%)
      2,232,479    Fisher & Paykel Industries Ltd.          6,725
      6,322,500    Lion Nathan Ltd.                        16,286
        392,500    Smith City Group Ltd.                       --
                                                        ---------
                                                           23,011
                                                        ---------
 PORTUGAL (0.5%)
        501,650    Cimpor SGPS                             17,682
                                                        ---------
 SINGAPORE (0.4%)
      1,923,900    Development Bank of Singapore Ltd.
                    (Foreign)                              14,059
                                                        ---------
 SPAIN (1.8%)
      2,831,300    Iberdrola                               43,032
        434,300    Telefonica de Espana                    19,152
                                                        ---------
                                                           62,184
                                                        ---------
 SWEDEN (3.9%)
      1,017,400    ForeningsSparbanken AB                  33,536
      3,259,900    Nordbanken Holding AB                   21,613
        690,400    Pharmacia & Upjohn, Inc., ADR           29,796
        203,300    S.K.F. AB, Class B                       4,819
        229,600    Skandia Forsakrings AB                  14,964
      1,051,900    Svenska Cellulosa AB, Class B           28,949
                                                        ---------
                                                          133,677
                                                        ---------
 SWITZERLAND (4.7%)
         17,840    ABB AG                                  26,666
          2,755    Cie Financiere Richemont AG, Class
                    A                                       3,706
         23,040    Forbo Holding AG (Registered)           12,714
         20,981    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                       22,027
         38,400    Nestle (Registered)                     73,398
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
         13,814    Schindler Holding AG
                    (Participating Certificates)        $  20,032
                                                        ---------
                                                          158,543
                                                        ---------
 UNITED KINGDOM (27.4%)
      6,355,200    Aggreko plc                             18,640
        573,700    Associated British Foods plc             5,918
      3,123,839    B.A.T. Industries plc                   31,885
      5,385,035    BG plc                                  27,978
      8,707,231    BTR plc                                 28,603
      2,729,867    Bank of Scotland                        32,324
      2,778,900    British Telecommunications plc          30,273
      6,833,600    Bunzl plc                               31,611
      2,490,450    Burmah Castrol plc                      50,839
      6,355,200    Christian Salvesen plc                  12,136
      2,212,500    Commercial Union plc                    43,237
      1,240,900    Danka Business Systems plc               5,615
      4,276,800    Diageo plc                              50,390
      3,645,128    English China Clays plc                 14,662
      2,910,000    Great Universal Stores plc              36,164
      2,551,400    Imperial Tobacco Group plc              18,772
      5,082,251    John Mowlem & Co. plc                   10,477
      2,783,500    Kwik Save Group plc                     19,221
      2,872,000    Lonrho plc                               5,199
      2,370,068    National Westminster Bank plc           43,417
      2,903,520    Peninsular & Oriental Steam
                    Navigation Co.                         43,553
      2,839,900    Premier Farnell plc                     18,253
      1,541,200    RMC Group plc                           25,056
      3,509,500    Racal Electronic plc                    19,998
      4,238,002    Reckitt & Colman plc                    78,629
      2,649,268    Rolls-Royce plc                         12,388
      3,304,400    Royal & Sun Alliance Insurance
                    Group plc                              42,145
      1,756,750    Southern Electric plc                   16,135
      2,057,102    Tate & Lyle plc                         17,963
      6,610,300    Unilever plc                            62,596
         59,800    Wolseley plc                               460
     13,800,900    WPP Group plc                           78,643
                                                        ---------
                                                          933,180
                                                        ---------
TOTAL COMMON STOCKS (Cost $2,203,312)                   3,053,190
                                                        ---------
PREFERRED STOCKS (1.6%)
 GERMANY (1.6%)
         97,050    Volkswagen AG (Cost $19,632)            55,000
                                                        ---------

    NO. OF
    RIGHTS
---------------
RIGHTS (0.1%)
 GERMANY (0.1%)
         97,050    Volkswagen AG, expiring 4/7/98           1,704
                                                        ---------

    NO. OF                                                VALUE
    RIGHTS                                                (000)
---------------                                         ---------
 SINGAPORE (0.0%)
        349,800    Development Bank of Singapore        $     251
                                                        ---------
TOTAL RIGHTS (Cost $0)                                      1,955
                                                        ---------
TOTAL FOREIGN SECURITIES (91.3%)                        3,110,145
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (4.4%)
 REPURCHASE AGREEMENT (4.4%)
$       150,136    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $150,159,
                    Collateralized by U.S. Treasury
                    Notes 5.50% due 3/31/03, Valued
                    at $153,334 (Cost $150,136)           150,136
                                                        ---------
FOREIGN CURRENCY (4.2%)
   AUD    5,106    Australian Dollar                        3,377
  GBP       427    British Pound                              716
   DEM  188,053    German Mark                            101,691
   DKK   10,027    Danish Krone                             1,422
   HKD       73    Hong Kong Dollar                             9
 JPY  4,557,034    Japanese Yen                            34,173
  ESP        81    Spanish Peseta                               1
  SEK     1,056    Swedish Krona                              132
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $145,796)                    141,521
                                                        ---------

                                                         AMOUNT
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (99.9%) (Cost $2,518,876)             $3,401,802
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                                          1,123,807
  Liabilities                                           (1,119,073)
                                                        ---------
                                                            4,734
                                                        ---------
NET ASSETS (100%)                                       $3,406,536
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $3,399,818
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 170,058,050 outstanding $.001 par
  value shares (authorized 500,000,000 shares)
                                                           $19.99
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $6,718
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 336,658 outstanding $.001 par value
  shares (authorized 500,000,000 shares)
                                                           $19.95
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt
RNC -- Non Convertible Savings Shares